Mineral Interests, Property and Equipment (Details) - Schedule of Mineral Interests, Property and Equipment - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022
Cost
Balance, beginning	$ 883,116	[1]	$ 662,553
Additions	250,464		220,563
Transfers				[1]
Balance, ending	1,133,580		883,116	[1]
Accumulated Depreciation
Balance, beginning	1,619		274
Depreciation expense	3,497	[1]	1,345
Balance, ending	5,116		1,619
Net Book Value
Net Book value	1,128,464		881,497
Mineral interests [Member]
Cost
Balance, beginning	687,074	[1]	632,005
Additions	69,732		55,069
Transfers				[1]
Balance, ending	756,806		687,074	[1]
Accumulated Depreciation
Balance, beginning
Depreciation expense		[1]
Balance, ending
Net Book Value
Net Book value	756,806		687,074
Construction in progress [member]
Cost
Balance, beginning	121,201	[1]	27,061
Additions	178,764		158,728
Transfers	(101,899)		(64,588)	[1]
Balance, ending	198,066		121,201	[1]
Accumulated Depreciation
Balance, beginning
Depreciation expense		[1]
Balance, ending
Net Book Value
Net Book value	198,066		121,201
Property & Equipment [Member]
Cost
Balance, beginning	72,404	[1]	3,080
Additions	1,187		4,736
Transfers	101,899		64,588	[1]
Balance, ending	175,490		72,404	[1]
Accumulated Depreciation
Balance, beginning	1,070		117
Depreciation expense	2,517	[1]	953
Balance, ending	3,587		1,070
Net Book Value
Net Book value	171,903		71,334
Right-of-use assets [Member]
Cost
Balance, beginning	2,437	[1]	407
Additions	781		2,030
Transfers				[1]
Balance, ending	3,218		2,437	[1]
Accumulated Depreciation
Balance, beginning	549		157
Depreciation expense	980	[1]	392
Balance, ending	1,529		549
Net Book Value
Net Book value	$ 1,689		$ 1,888

[1]	Depreciation expense related to camps, equipment, and right-of-use assets associated with the KSM construction is capitalized to construction in progress.